FSS1 P-1

                       SUPPLEMENT DATED SEPTEMBER 1, 2004
                              TO THE PROSPECTUS OF

                            FRANKLIN STRATEGIC SERIES
        (Franklin Aggressive Growth Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund)
                             dated September 1, 2004

The prospectus is amended as follows:

I. The Franklin Aggressive Growth Fund's best quarter disclosure under the "Performance" section on page 7 is replaced with the following:

 Best Quarter:   Q4 '01   31.99%

                           Please keep this supplement
                              for future reference.